Cover	Jan. 05, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On January 9, 2026, Evolution Metals & Technologies Corp. filed a Current Report on Form 8-K (the “Initial 8-K”). Evolution Metals & Technologies Corp. is filing this Amendment No. 1 (“Amendment No. 1”) to the Initial 8-K to (i) revise Item 3.03 to clarify that on January 5, 2026, in connection with the consummation of the Business Combination (as defined in Amendment No. 1), Evolution Metals & Technologies Corp. adopted the Second Amended and Restated Certificate of Incorporation, which Welsbach Technology Metals Acquisition Corp. stockholders previously approved and adopted on September 2, 2025, and the Amended and Restated Bylaws, (ii) provide a copy of the Second Amended and Restated Certificate of Incorporation as Exhibit 3.1 to Amendment No. 1, (iii) provide a copy of the Amended and Restated Bylaws as Exhibit 3.2 to Amendment No. 1, and (iv) correct certain scrivener’s errors contained in the Initial 8-K. Except as expressly set forth herein, Amendment No. 1 speaks as of the filing date of the Initial 8-K and does not reflect events that may have occurred subsequent to the filing date of the Initial 8-K. Except as described above, no other changes have been made to the Initial 8-K. Amendment No. 1 should be read in conjunction with the Initial 8-K and Evolution Metals & Technologies Corp.’s other filings with the Securities and Exchange Commission.
Document Period End Date	Jan. 05, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41183
Entity Registrant Name	Evolution Metals & Technologies Corp.
Entity Central Index Key	0001866226
Entity Tax Identification Number	87-1006702
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	516 S Dixie Hwy, Unit 209
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	225-3205
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	EMAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false